Other Gains (Losses) (Tables)	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure Of Other Gains (Losses) Explanatory

		Year ended Jun 30,
	Note	2022	2021
		$	$
Share of net income (loss) from investment in associates	8	(293)	(509)
Gain (loss) on deemed disposal of significant influence investment		—	(1,239)
Loss on extinguishment of derivative investment	6(a)	(9,096)	—
Unrealized gain (loss) on derivative investments	7(b)	(19,951)	12,758
Unrealized gain (loss) on derivative liability	16, 18(c)	90,263	(19,606)
Unrealized gain (loss) on changes in contingent consideration fair value	28	(5)	(30)
Gain (loss) on debt modification		—	(396)
Gain (loss) on debt settlement		—	(2,195)
Gain (loss) on disposal of assets held for sale and property, plant and equipment		373	11,119
Government grant income	5	10,757	32,489
Provisions		(3,372)	(2,077)
Realized loss on repurchase of convertible debt	16	(19,353)	—
Other gains (losses)		(2,235)	6,133
Total other gains (losses)		47,088	36,447